Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Revenue
Revenue	$ 195.4	$ 170.5	$ 435.9	$ 350.3	$ 350.3
Revenue-based royalties
Revenue
Revenue	65.1	56.4	133.5		112.8
Streams
Revenue
Revenue	112.6	88.1	263.4		192.8
Profit-based royalties
Revenue
Revenue	14.1	17.3	30.3		26.9
Other
Revenue
Revenue	3.6	8.7	8.7		17.8
Mining
Revenue
Revenue	180.8	142.9	394.8		301.9
Gold
Revenue
Revenue	136.6	105.9	303.6		219.9
Provisional price adjustment	0.0	0.3	0.2	0.0
Silver
Revenue
Revenue	20.2	16.6	42.3		36.6
Platinum-group metals
Revenue
Revenue	21.4	14.7	44.0		33.8
Provisional price adjustment	0.1	0.8	3.2	$ 3.4
Other mining commodities
Revenue
Revenue	2.6	5.7	4.9		11.6
Energy
Revenue
Revenue	14.6	27.6	41.1		48.4
Latin American
Revenue
Revenue	80.4	60.9	198.0		135.9
United States
Revenue
Revenue	44.7	36.0	89.7		68.9
Canada
Revenue
Revenue	35.7	39.7	82.1		78.5
Rest of World
Revenue
Revenue	$ 34.6	$ 33.9	$ 66.1		$ 67.0